Other Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Net working capital adjustments receivable from acquisitions	$ 309	$ 237
Other receivables	13,766	14,593
Other Receivables, Net, Current, Total	$ 14,075	$ 14,830